Discontinued Operations (Cash Flows in Discontinued Operations) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash used in operating activities					$ (17,984)	$ (19,976)
Net cash used in investing activities					(843)	(905)
Net cash used in discontinued operations					$ (18,827)	$ (20,881)
Viggle | Discontinued Operations, Disposed of by Sale
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash used in operating activities	$ (1,322)	$ (4,502)	$ (5,716)	$ (13,130)
Net cash used in investing activities	0	(151)	0	(422)
Net cash used in discontinued operations	$ (1,322)	$ (4,653)	$ (5,716)	$ (13,552)